Deferred Sales Inducements (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Deferred Sales Inducement

DSI at December 31 and the changes in the balance for years then ended are as follows:

	2015	2014	2013
Balance, beginning of year	$847,000	1,076,530	673,944
Capitalization	48,546	143,717	131,127
Amortization	(284,883)	(183,504)	(242,605)
Interest	33,927	35,528	38,936
Change in shadow DSI	465,602	(225,271)	475,128

Balance, end of year	$1,110,192	847,000	1,076,530